CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive income [Member]	Treasury Stock [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 179,801,178	$ 946,175	$ 161,056,595	$ (1,965,802)	$ 30,720,703	$ (11,463,946)	$ 179,293,725	$ 507,453
Balance (in shares) at Dec. 31, 2012		94,617,509				(4,627,833)
Net income (loss)	(39,908,233)	$ 0	0	(39,895,878)	0	$ 0	(39,895,878)	(12,355)
Foreign currency translation adjustments	4,578,301	0	0	0	4,564,209	0	4,564,209	14,092
Unrealized gain of available-for-sales securities	0
Repurchase of ordinary shares	(8,645,505)	$ 0	0	0	0	$ (8,645,505)	(8,645,505)	0
Repurchase of ordinary shares (in shares)		0				(7,859,550)
Exercise of restricted share units	0	$ 3,197	(3,197)	0	0	$ 0	0	0
Exercise of restricted share units (in shares)		319,665				0
Share-based compensation	446,412	$ 0	446,412	0	0	$ 0	446,412	0
Balance at Dec. 31, 2013	136,272,153	$ 949,372	161,499,810	(41,861,680)	35,284,912	$ (20,109,451)	135,762,963	509,190
Balance (in shares) at Dec. 31, 2013		94,937,174				(12,487,383)
Net income (loss)	(44,326,409)	$ 0	0	(44,328,912)	0	$ 0	(44,328,912)	2,503
Foreign currency translation adjustments	(701,895)	0	0	0	(700,108)	0	(700,108)	(1,787)
Unrealized gain of available-for-sales securities	0
Exercise of restricted share units	0	$ 3,000	(3,000)	0	0	$ 0	0	0
Exercise of restricted share units (in shares)		300,000				0
Share-based compensation	428,000	$ 0	428,000	0	0	$ 0	428,000	0
Balance at Dec. 31, 2014	$ 91,671,849	$ 952,372	161,924,810	(86,190,592)	34,584,804	$ (20,109,451)	91,161,943	509,906
Balance (in shares) at Dec. 31, 2014	95,237,174	95,237,174				(12,487,383)
Net income (loss)	$ (40,249,781)	$ 0	0	(40,158,654)	0	$ 0	(40,158,654)	(91,127)
Foreign currency translation adjustments	(5,895,181)	0	0	0	(5,868,899)	0	(5,868,899)	(26,282)
Unrealized gain of available-for-sales securities	133,864,495	0	0	0	133,864,495	0	133,864,495	0
Exercise of restricted share units	0	$ 3,000	(3,000)	0	0	$ 0	0	0
Exercise of restricted share units (in shares)		300,000				0
Share-based compensation	71,333	$ 0	71,333	0	0	$ 0	71,333	0
Repurchase and cancellation of ordinary shares (Note 21)	(750,000)	$ (65,187)	(684,813)	0	0	$ 0	(750,000)	0
Repurchase and cancellation of ordinary shares (Note 21) (in shares)		(6,518,656)				0
Balance at Dec. 31, 2015	$ 178,712,715	$ 890,185	$ 161,308,330	$ (126,349,246)	$ 162,580,400	$ (20,109,451)	$ 178,320,218	$ 392,497
Balance (in shares) at Dec. 31, 2015	89,018,518	89,018,518				(12,487,383)